Related Party Transactions (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended			0 Months Ended			6 Months Ended	0 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended						6 Months Ended	0 Months Ended
	May 08, 2014	Jun. 30, 2011	Jun. 30, 2014	Dec. 31, 2013 Item	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Common Class B [Member]	Jul. 01, 2014 Subsequent Event [Member]	Aug. 09, 2013 Sanchez Energy Partners I [Member]	Aug. 09, 2013 Sanchez Energy Partners I [Member] Common Class B [Member]	Jun. 30, 2014 Sanchez Energy Partners I [Member] Common Class B [Member]	Aug. 09, 2013 Sanchez Energy Partners I [Member] Common Class A [Member]	Jun. 30, 2014 Sanchez Energy Partners I [Member] Common Class A [Member]	Jun. 30, 2011 Npi [Member]	Jun. 30, 2014 Constellation Energy Partners Management Common Class B [Member]	Dec. 31, 2013 Constellation Energy Partners Management Common Class B [Member]	Dec. 31, 2013 Constellation Energy Partners Management Common Class A [Member]	Jun. 30, 2014 PostRock [Member]	Dec. 31, 2013 PostRock [Member]	Jun. 30, 2014 Sanchez Oil And Gas Corporation [Member	Dec. 31, 2013 Sanchez Oil And Gas Corporation [Member	Jun. 30, 2014 CEPH [Member]	Aug. 09, 2013 Sanchez Energy Partners I [Member] Common Class B [Member]	Aug. 09, 2013 Sanchez Energy Partners I [Member] Common Class A [Member]
Related Party Transaction [Line Items]
Units owned by third party									4,724,407	5,139,345	1,130,512	484,505		4,282,500	5,918,894	484,505						4,724,407	1,130,512
Units owned by third party, percentage of total shares									16.60%	17.80%	70.00%	100.00%		14.90%		30.00%							70.00%
Ownership percentage in company by related party																	14.60%	21.30%	19.20%	19.50%
Percentage of outstanding common units owned by interest unitholder			15.00%	15.00%
Voting percentage of Class B common units			66.66%			66.66%
Percentage of quarterly dividends represented by Class C interestes helf by CPEH				15.00%																	15.00%
Contributions from CHI				$ 8,000,000
Number of distributions				24
Distribution period				6 years
Legal fee reimbursement		1,200,000
Purchase price for acquisition								30,400,000					1,000,000
Impairment recognzied upon NPI acquisition													1,000,000
Maximum interest upon liquidation					6,700,000
Percent of value of properties held used to compute quarterly fee	0.375%
Administrative fee	1,000,000
Administrative fee paid	500,000						500,000
Maximum asset acquisition, disposition and financing fee	2.00%
Term of Services Agreement			10 years
Term of Services Agreement renewal			10 years
Length of time after In-Service Date before Agreement can be terminated			24 months
Termination fee			$ 5,000,000
Transaction value, percentage			500000.00%